GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2025, and 2024 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2023	$33,151	$2,411	$8,449	$44,011
Foreign currency exchange adjustments	(890)	(52)	(183)	(1,125)
Balance at December 31, 2024	$32,261	$2,359	$8,266	$42,886
Impairment	-	(1,020)	-	(1,020)
Foreign currency exchange adjustments	3,574	229	890	4,693
Balance at December 31, 2025	$35,835	$1,568	$9,156	$46,559

SCHEDULE OF INTANGIBLE ASSETS

Changes in the carrying amount of intangible assets for the year ended December 31, 2025, and 2024 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	283	283
Amortization	-	(93)	(259)	(352)
Foreign currency exchange adjustments	(47)	(89)	(39)	(175)
Balance at December 31, 2024	$920	$1,593	$1,891	$4,404
Acquisitions	-	-	449	449
Amortization	-	(97)	(367)	(464)
Transfer	-	-	244	244
Foreign currency exchange adjustments	114	197	213	524
Balance at December 31, 2025	$1,034	$1,693	$2,430	$5,157

SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION

As of December 31, 2025, the weighted-average remaining amortization period for intangibles other than goodwill is 7.1 years and future intangible amortization is expected to total the following:

(in thousands)
2026	$818
2027	818
2028	818
2029	694
2030	571
Thereafter	404
Total amortization	$4,123